Non-financial Assets and Liabilities - Additional Information (Details)	3 Months Ended
Mar. 31, 2020 USD ($)
In-process Research and Development Acquired
Disclosure Of Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss	$ 0
Goodwill
Disclosure Of Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss	$ 0